Subsequent Event	12 Months Ended
Mar. 31, 2026
Events after reporting period [Abstract]
Subsequent Event	Subsequent Event
On April 15, 2026, the Company acquired Safari Flower Company (“Safari”), through a share purchase acquisition, for total consideration of $26.5 million, subject to customary closing adjustments. The consideration is composed of $15 million in cash and 2,417,180 Common Shares with an approximate fair value of $11.5 million. Included in the total consideration is contingent consideration totalling $2 million upon satisfying certain GMP certifications.